[PAID INC. LETTERHEAD]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Re: Preliminary Proxy Statement of PAID, Inc.

Dear Sir or Madam:

Attached is a preliminary proxy statement. We desire to mail the proxy no later than August 29, 2014.

Thank you for your attention to this matter.

Very truly yours, W. Austin Lewis, IV President